Nature of Operations and Summary of Significant Accounting Policies (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Nature Of Operations And Summary Of Significant Accounting Policies Details 1
Outstanding employee options	$ 1,955,000	$ 1,610,000
Outstanding non-employee warrants	905,000	905,000
Outstanding PIPE warrants	842,184	842,184
Agregate options and warrants	$ 3,702,184	$ 3,357,184